Prospectus Supplement                                          207318  9/03
dated September 22, 2003 to:

Putnam Capital Opportunities Fund
Putnam Growth Fund
Putnam Mid Cap Value Fund
Prospectuses dated August 30, 2003
Putnam Municipal Income Fund
Prospectuses dated July 30, 2003
Putnam International Blend Fund
Putnam Small Cap Value Fund
Prospectuses dated June 30, 2003
Putnam International Fund 2000
Prospectus dated May 30, 2003
Putnam Discovery Growth Fund
Prospectuses dated April 30, 2003
Putnam New York Tax Exempt Income Fund
Putnam New York Tax Exempt Opportunities Fund
Putnam Classic Equity Fund
Putnam Equity Income Fund
Putnam High Yield Advantage Fund
Putnam Intermediate U.S. Government Income Fund
Prospectuses dated March 30, 2003
Putnam Convertible Income-Growth Trust
Putnam Global Equity Fund
Putnam Global Income Trust
The Putnam Fund for Growth and Income
Putnam Income Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund
Prospectuses dated February 28, 2003
Putnam American Government Income Fund
Putnam Asset Allocation Funds:  Balanced Portfolio
Putnam Asset Allocation Funds:  Conservative Portfolio
Putnam Asset Allocation Funds:  Growth Portfolio
Putnam California Tax Exempt Income Fund
Putnam Diversified Income Trust
Putnam International New Opportunities Fund
Putnam Money Market Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Prospectuses dated January 30, 2003
Putnam U.S. Government Income Trust
Prospectuses dated January 21, 2003
Putnam International Capital Opportunities Fund
Prospectuses dated December 30, 2002, as revised June 30, 2003
Putnam Global Natural Resources Fund
Putnam Health Sciences Trust
Putnam High Yield Trust
Putnam New Value Fund
Prospectuses dated December 30, 2002
The George Putnam Fund of Boston
Putnam Growth Opportunities Fund
Putnam Investors Fund
Putnam OTC & Emerging Growth Fund
Putnam Research Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam Vista Fund
Putnam Voyager Fund
Prospectuses dated November 30, 2002
Putnam Europe Equity Fund
Putnam International Equity Fund
Putnam International Growth and Income Fund
Prospectuses dated October 30, 2002, as revised April 30, 2003
Putnam New Opportunities Fund
Putnam Small Cap Growth Fund
Prospectuses dated October 30, 2002


The following new paragraph is added to the section "How do I buy fund shares?":

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.